CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2012	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.2	0.2
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	41,413,302	41,182,011
Ordinary shares, shares outstanding	41,413,302	41,182,011